FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Financial instruments measured at amortized cost (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	€ 14,513	€ 13,338
Trade payables | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	1,464	6,406
Accrued liabilities | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	12,380	6,099
Other liabilities | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	69	107
Lease obligations on right of use assets | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	600	726
Trade and other receivables | Financial assets as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Assets	€ 8,454	€ 10,297